Related Party Transactions - Schedule of Related Party Transactions (Parenthetical) (Details)	12 Months Ended
Mar. 31, 2026
InSemi Technology Services Private Limited
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Voting interest in subsidiary	100.00%
Elbrus Labs Private Limited
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Voting interest in subsidiary	100.00%
Infosys BPM Canada Inc
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Incorporation effective date	Jul. 28, 2025
Infosys Singapore Pte. Ltd. (formerly Infosys Consulting Pte. Ltd.)
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Voting interest in subsidiary	100.00%
Infosys Limited SPC
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Incorporation effective date	Dec. 12, 2024
Infosys BPM Netherlands B.V
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Incorporation effective date	Mar. 20, 2025
Infy tech SAS
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Incorporation effective date	Jul. 03, 2024
Infosys Services (Thailand) Limited
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Incorporation effective date	Jul. 26, 2024
Infosys Germany SE (formerly known as Blitz 24-893 SE)
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Voting interest in subsidiary	100.00%
MRE Consulting Ltd
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Voting interest in subsidiary	98.21%
Infosys Energy Consulting Services LLC
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Voting interest in subsidiary	1.79%
Incorporation effective date	Apr. 16, 2025
The Missing Link Automation Pty Ltd
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Voting interest in subsidiary	100.00%
Infosys Saudi Arabia LLC
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Incorporation effective date	Apr. 21, 2025
Infosys Australia Technology Service Pty Ltd
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Incorporation effective date	Apr. 23, 2025
Infosys Enterprise Business Services Pty Ltd
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Incorporation effective date	Mar. 19, 2026
Infosys Singapore Pte. Ltd
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Percentage of stake diluted	2.00%